NET LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
NET LOSS PER SHARE
Schedule of basic and diluted net loss per shares

Basic and diluted net loss per share for the six months ended June 30, 2025 and 2024 are calculated as follows:

	Six Months Ended June 30,
	2025	2024
Numerator:
Net loss attributable to continuing operations	$(8,654)	$(18,360)
Net income attributable to discontinued operations	—	27,466
Net income (loss)	$(8,654)	$9,106
Denominator:
Denominator for basic and diluted income (loss) per share calculation- weighted average number of common shares outstanding	187,794,543	186,001,615

Net loss per share from continuing operations - basic and diluted	$(0.05)	$(0.10)
Net income per share from discontinued operations - basic and diluted	$—	$0.15
Net income (loss) per share - basic and diluted	$(0.05)	$0.05

Schedule of potentially dilutive securities that have not been included in the calculation of diluted net loss per share	The effects of all outstanding RSUs and stock options have been excluded from the computation of diluted loss per share for the six months ended June 30, 2025 and 2024 as their effects would be anti-dilutive to the control number. The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	Six Months Ended June 30,
	2025	2024
RSUs	4,467,657	5,336,477
Stock options	9,980,595	14,360,373